Average Annual Total Returns (Vanguard Windsor Fund Participant)	Vanguard Windsor Fund Vanguard Windsor Fund - Investor Shares 11/1/2013 - 10/31/2014	Russell 1000 Value Index Vanguard Windsor Fund Vanguard Windsor Fund - Investor Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.82%	13.45%
Five Years	15.17%	15.42%
Ten Years	6.89%	7.30%